Balance Sheets (Sound Concepts Inc.) (Parenthetical) - $ / shares	Dec. 31, 2018	Nov. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Common stock, par value	$ 0.0001		$ 0.0001
Common stock, shares authorized	200,000,000		200,000,000
Common stock, shares issued	12,055,491		7,941,234
Common stock, shares outstanding	12,055,491		7,941,234
Sound Concepts, Inc. [Member]
Common stock, par value		$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized		129,000	129,000	129,000
Common stock, shares issued		122,000	122,000	122,000
Common stock, shares outstanding		122,000	122,000	122,000